NON-RECOURSE BORROWINGS - Schedule of Repayments of Property Specific Mortgages (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 152,008	$ 128,556
Deferred Financing Costs and Other on Secured bank loans	(935)
Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	74,978	67,073
Deferred Financing Costs and Other on Secured bank loans	(407)
Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	19,893	16,353
Deferred Financing Costs and Other on Secured bank loans	18
Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	28,515	21,309
Deferred Financing Costs and Other on Secured bank loans	23
Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	27,894	23,333
Deferred Financing Costs and Other on Secured bank loans	(563)
Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	728	$ 488
Deferred Financing Costs and Other on Secured bank loans	(6)
One year from reporting date
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	31,244
One year from reporting date | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	22,314
One year from reporting date | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,952
One year from reporting date | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,230
One year from reporting date | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,544
One year from reporting date | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	204
Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	21,146
Two years from reporting date | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	13,538
Two years from reporting date | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,768
Two years from reporting date | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,806
Two years from reporting date | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,877
Two years from reporting date | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	157
2021
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	22,475
2021 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	14,965
2021 | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,393
2021 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,223
2021 | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,523
2021 | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	371
2022
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	16,521
2022 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	8,287
2022 | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,142
2022 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,863
2022 | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,227
2022 | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2
2023
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	20,562
2023 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5,244
2023 | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,004
2023 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5,522
2023 | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	7,792
2023 | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	0
Thereafter
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	40,995
Total Principal repayments on Secured bank loans	152,943
Thereafter | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	11,037
Total Principal repayments on Secured bank loans	75,385
Thereafter | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	10,616
Total Principal repayments on Secured bank loans	19,875
Thereafter | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	9,848
Total Principal repayments on Secured bank loans	28,492
Thereafter | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	9,494
Total Principal repayments on Secured bank loans	28,457
Thereafter | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	0
Total Principal repayments on Secured bank loans	$ 734